LEASES (Schedule of lease term and discount rate) (Details)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Weighted-average remaining lease term - operating leases	3.69%	3.10%
Weighted-average discount rate - operating leases	5 years 11 months 8 days	6 years 6 months